Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Movements in effect of asset ceiling	kr 30
Effect of asset ceiling	kr 454	kr 484